Share-based compensation - Share options or shares outstanding (Details)	Jun. 30, 2026 Options EquityInstruments	Dec. 31, 2025 Options EquityInstruments
Employee share option plans
Share-based compensation
Options outstanding | Options	7,956,764	7,956,764
Deferred Strike Price Payment Plan (DSPPP)
Share-based compensation
Outstanding shares | EquityInstruments	29,904,690	29,904,690